CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (68,364)	$ (13,450)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	5,218	4,047
Depreciation and amortization	3,567	2,769
Noncash lease expense	1,853	0
Non-cash interest expense (income)	(1,400)	991
Allowance for doubtful accounts	559	340
Income tax benefit	(684)	(9,393)
Loss on disposal of subsidiaries, net	180	1,446
Equity in losses of equity method investees	1,928	615
Other income (forgiveness of liabilities)	(99)	(777)
Issuance of common stock for professional fees	951	1,819
Gain on remeasurement of investment	(10,965)	(2,915)
Impairment losses	653	0
Change in fair value of contingent consideration	(131)	(1,907)
Change in assets and liabilities (net of amounts acquired):
Accounts receivable	(2,081)	4,968
Inventory	(8,342)	(497)
Prepaid expenses and other assets	(4,746)	(7,415)
Accounts payable	6,753	(60)
Deferred revenue	(388)	(1,497)
Amount due to related parties	(29)	770
Accrued expenses, salary and other current liabilities	(6,802)	9,776
Net cash used in operating activities	(82,369)	(10,370)
Cash flows from investing activities:
Acquisition of property and equipment	(3,362)	(603)
Acquisition of intangible asset	(469)	0
Disposal of subsidiaries, net of cash disposed	(417)	(44)
Proceeds from selling available for sales securities	337	0
Acquisition of subsidiaries, net of cash acquired	(54,889)	(100,579)
Long term investment	(3,203)	(26,083)
Notes receivable from related party	(1,000)	0
Investment in debt securities	(13,314)	(15,528)
Net cash used in investing activities	(76,317)	(142,837)
Cash flows from financing activities
Proceeds from issuance of convertible notes	0	220,000
Proceeds from exercise of options and warrants and issuance of common stock	0	163,046
Proceeds from noncontrolling interest shareholder	49	0
Tax withholding paid for net share settlement of equity awards	(84)	0
Borrowings(repayments) from/to third parties	279	0
Repayment of convertible note	(24,664)	0
Net cash provided by financing activities	(24,420)	383,046
Effect of exchange rate changes on cash	(1,249)	39
Net increase in cash and cash equivalents	(184,355)	229,878
Cash and cash equivalents at the beginning of the period	269,863	165,764
Cash and cash equivalents at the end of the period	85,508	395,642
Supplemental disclosure of cash flow information:
Cash paid for income tax	159	801
Cash paid for interest	1,188	0
Issuance of shares for acquisition	0	53,504
Issuance of shares for convertible notes conversion	$ 0	$ 140,126